Financial instruments - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / $	Dec. 31, 2020 USD ($) $ / $	Dec. 31, 2019 USD ($) $ / $	Dec. 31, 2020 CAD ($)	Dec. 31, 2020	Dec. 31, 2020 $ / $	Dec. 31, 2020 $ / $	Dec. 31, 2019 $ / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment loss on trade receivables	$ 310				$ 1,787
Net impairment loss on trade receivables	60				1,537
Impairment loss allowance	250				$ 250
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Forecasted default rate		0.008
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Forecasted default rate		0.012
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to risk holding Canadian denominated cash and cash equivalents, percentage (up to)		100.00%
Exposure to risk holding Canadian dollar net expenditures, percentage (up to)		50.00%
Average price of hedging instrument (CDN per USD)						1.32		1.32
January 1, 2020 Opening rate					1.299					0.770
December 31, 2020 Closing rate								1.274	0.785
Fiscal 2020 Average rate			1.341	0.746
Reasonably possible change in risk variable, percent							10.00%
Increase in the corresponding risk variable on income	7,131
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent							0.25%
Decrease in the corresponding risk variable on investment income	$ 1,909	$ 1,909	$ 1,909	$ 1,909
Cash and cash equivalents | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic						$ 74,104,000
Foreign exchange contracts | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic						$ 16,750,000